Schedule of property plant and equipment (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 294,268	$ 388,227	$ 310,873	$ 295,546
Accumulated depreciation	(234,942)	(309,959)	(275,511)	(245,559)
Loss of disposal of property and equipment	343	453
Property and equipment, net	59,669	78,721	35,362	49,987
Office Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Total	126,507	166,901	150,000	149,929
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	159,984	211,066	151,141	135,885
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 7,777	$ 10,260	$ 9,732	$ 9,732